UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29, 2012

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock Investments Canada Inc
Address: 161 Bay Street
	 Suite 2500
	 Toronto
	 Ontario M5J 2S1
	 Canada



13F File Number: 028-14949


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew J. Fitzgerald
Title: Attorney-In-Fact*
Phone: 212-810-5300

Signature, Place and Date of Signing:



_______________________________________________________________________
/s/ Matthew J. Fitzgerald     New York, NY 10022   August 02, 2012


*Signed pursuant to Power Of Attorney dated May 07,
2010, included as attachment to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock Fund Managers Limited.


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-12019          BlackRock, Inc.